RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Sep. 14, 2021	Jul. 21, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Aug. 02, 2020	Mar. 27, 2020
Related Party Transaction [Line Items]
Interest Expense			$ 1,918	$ 260,294		$ 4,123	$ 278,170
Numbers of warrants , granted
Outstanding shares percentage						18.89%
Third Party [Member]
Related Party Transaction [Line Items]
Warrant issued, shares	700,000
Warrant exercised, shares	1,400,000
Warrants exercised, value	$ 14,000
Consulting fee	$ 5,000
Junior Secured Revolving Promissory Note [Member] | Atikin Investments LLC [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount					$ 22,500
Debt borrowed amount					$ 57,500
Debt instrument, maturity date					Dec. 15, 2020
Interest Expense					$ 1,479
Chief Executive Officer [Member] | Atikin Investments LLC [Member] | Agreement [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount					22,500
Debt borrowed amount					57,500
Repayments of debt					$ 35,000
Debt instrument, maturity date					Dec. 15, 2020
Chief Executive Officer [Member] | Junior Secured Revolving Promissory Note [Member] | Atikin Investments LLC [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount										$ 200,000
White River Holdings Corp [Member]
Related Party Transaction [Line Items]
Repayments of debt									$ 1,130,068
Interest Expense								$ 62,182	$ 242,585
Ecoark Holdings [Member] | White River Holdings Corp [Member]
Related Party Transaction [Line Items]
Shares issued											1,789,041
Debt and lease liabilities											$ 11,774,455
Atikin Investments LLC [Member] | Consulting Agreement [Member]
Related Party Transaction [Line Items]
Numbers of warrants , granted		1,400,000
Warrants term		5 years
Exercise price		$ 0.01
Fair value of warrants		$ 905,771
Atikin Investments LLC [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Outstanding shares percentage						8.20%